Derivatives - Other derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Net gains (losses) on investments	$ 3,151.4	$ 1,067.2
Forward contracts to buy long-dated U.S. treasury bonds
Derivatives
Notional amount	0.0	1,330.2
Forward contracts to sell long-dated U.S. treasury bonds
Derivatives
Notional amount	246.6	0.0
Interest rate swap contracts
Derivatives
Notional amount	$ 0.0	$ 1,900.0